Aggregate Amounts of Annual Maturities of Long-Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Debt Disclosure [Abstract]
2016	¥ 159,517
2017	201,497
2018	129,531
2019	200,923
2020	152,724
Later fiscal years	27,412
Long-term debt including current portion	¥ 871,604	¥ 1,182,566